BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC and has a year-end of December 31st.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company’s system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented. These interim financial statements should be read in conjunction with the financial statements and notes thereto included in this filing and the Form 10-K for the year ended December 31, 2025 filed with the SEC on March 31, 2026.

Basis of Presentation

The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC and has a year-end of December 31st.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company’s system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

Liquidity and Going Concern

We have incurred recurring losses since inception and expect to continue to incur losses since the Company does not have any revenue stream. On March 31, 2026, we had $35,508 in cash. Our net loss incurred for the three months ended March 31, 2026 was $4,020,831, which was a result of changes in fair value of derivative liabilities and a stock-based compensation for consulting fees. The working capital deficit was $5,541,592 on March 31, 2026. As a result, there is substantial doubt about our ability to continue as a going concern. In the event that we are unable to generate sufficient cash from our operating activities or raise additional funds, we may be required to delay, reduce or severely curtail our operations or otherwise impede our on-going business efforts, which could have a material adverse effect on our business, operating results, financial condition and long-term prospects. The Company expects to seek to obtain additional funding through increased revenues and future financings. There can be no assurance as to the availability or terms upon which such financing and capital might be available. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

Liquidity and Going Concern

We have incurred recurring losses since inception and expect to continue to incur losses. On December 31, 2025, we had $68,000 in cash. Our net loss incurred for the year ended December 31, 2025 was $8,021,235. The working capital deficit was $7,787,704 on December 31, 2025. As a result, there is substantial doubt about our ability to continue as a going concern. In the event that we are unable to generate sufficient cash from our operating activities or raise additional funds, we may be required to delay, reduce or severely curtail our operations or otherwise impede our on-going business efforts, which could have a material adverse effect on our business, operating results, financial condition and long-term prospects. The Company expects to seek to obtain additional funding through increased revenues and future financings. There can be no assurance as to the availability or terms upon which such financing and capital might be available. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

Cash and Cash Equivalent

Cash and Cash Equivalent

Cash is comprised of cash balances. Cash is held at major financial institutions and is subject to credit risk to the extent that those balances exceed applicable Federal Deposit Insurance Corporation (“FDIC”) insurance amounts of $250,000. From time to time, the Company has certain cash balances, including restricted cash, that may exceed insured limits. The Company utilizes large banking institutions that are reputable, therefore mitigating the risks.

Cash and Cash Equivalent

Cash is comprised of cash balances. Cash is held at major financial institutions and is subject to credit risk to the extent that those balances exceed applicable Federal Deposit Insurance Corporation (“FDIC”) insurance amounts of $250,000. From time to time, the Company has certain cash balances, including restricted cash, that may exceed insured limits. The Company utilizes large banking institutions that are reputable, therefore mitigating the risks.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts Receivable

Accounts Receivable

Accounts receivable is comprised of uncollateralized customer obligations due under normal trade terms. The Company performs ongoing credit evaluation of its customers and management closely monitors outstanding receivables based on factors surrounding the credit risk of specific customers, historical trends, and other information. The carrying amount of accounts receivable is reviewed periodically for collectability. If management determines that collection is unlikely, an allowance that reflects management’s best estimate of the amounts that will not be collected is recorded.

Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with ASC 606. The Company performs the following five steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company applies the five-step model to arrangements that meet the definition of a contract under Topic 606, including when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, the Company evaluates the goods or services promised within each contract related performance obligation and assesses whether each promised good or service is distinct. The Company recognizes as revenue, the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue recognition occurs at the time sales are recorded by the customers, in accordance with royalty agreements, provided there are no material remaining performance obligations required of the Company or any matters of customer acceptance.

Patent Infringement Income

Patent Infringement Income

The Company has determined that income derived from patent infringement settlements are not in line with the Company’s main revenue stream of patent royalties and that these patent infringement settlements should be recorded as other income. If funds are received by the Company’s legal counsel and legal fees are withheld from these funds, then the income would be reported as the net amount received by the Company from its legal counsel. Any funds received directly by the Company will be recorded at the gross amount received, with any related legal fees paid would be recorded as legal fees.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. The more significant accounting estimates included in these consolidated financial statements are the determination of the fair value of the warrant liabilities, earnout shares and sponsor earnout shares, preferred series C stock and excise tax payable. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. The more significant accounting estimates included in these consolidated financial statements are the determination of the fair value of the warrant liabilities, earnout shares and sponsor earnout shares, preferred series C stock and excise tax payable. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” equals or approximates the carrying amounts represented in the consolidated balance sheets, except for the derivative liabilities (see Note 8).

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” equals or approximates the carrying amounts represented in the consolidated balance sheets, except for the derivative liabilities (see Note 8).

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Liabilities

Derivative Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants and the forward purchase agreement, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The warrants issued in the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. In accordance with FASB ASC Topic 820, “Fair Value of Financial Instruments” (“ASC 820”), the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period for so long as they are outstanding. At the date of the merger, the initial fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. Subsequently, the fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using this same Black-Scholes model. Derivative warrant liabilities are classified as current liabilities (See note 6 for more details on warrants).

The company earnout shares and sponsor earnout shares (“earnout shares”) as defined in the business combination agreement are recognized as derivative liabilities in accordance with ASC 815. In accordance with FASB ASC Topic 820, “Fair Value of Financial Instruments” (“ASC 820”), the Company recognizes the earnout shares instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period for so long as they are outstanding. At the date of the merger, the initial fair value of the earnout shares have been estimated using a Monte Carlo simulation model. Subsequently, the fair value of the earnout shares have been estimated using this same Monte Carlo simulation model. Derivative earnout shares liabilities are classified as current liabilities (See note 7 for more details on earnout shares).

Derivative Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants and the forward purchase agreement, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The warrants issued in the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. In accordance with FASB ASC Topic 820, “Fair Value of Financial Instruments” (“ASC 820”), the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period for so long as they are outstanding. At the date of the merger, the initial fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. Subsequently, the fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using this same Black-Scholes model. Derivative warrant liabilities are classified as current liabilities (See note 6 for more details on warrants).

The company earnout shares and sponsor earnout shares (“earnout shares”) as defined in the business combination agreement are recognized as derivative liabilities in accordance with ASC 815. In accordance with FASB ASC Topic 820, “Fair Value of Financial Instruments” (“ASC 820”), the Company recognizes the earnout shares instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period for so long as they are outstanding. At the date of the merger, the initial fair value of the earnout shares have been estimated using a Monte Carlo simulation model. Subsequently, the fair value of the earnout shares have been estimated using this same Monte Carlo simulation model. Derivative earnout shares liabilities are classified as current liabilities (See note 7 for more details on earnout shares).

Net (Loss) Income Per Common Share

Net (Loss) Income Per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average common shares outstanding during the year as defined by FASB, ASC Topic 260, Earnings per Share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. The Company has 43,089,002 and 63,819,624 dilutive shares of common stock derived from four convertible notes and the series C preferred stock as of March 31, 2026 and 2025, respectively.

The calculation of diluted net loss does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the private placement warrants to purchase an aggregate of 20,700,000 shares of Class A common stock and the earnout shares and sponsor earnout shares as defined in the business combination agreement an aggregate of 2,950,000 shares of Class A common stock in the calculation of diluted (loss) income per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method.

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share:

	For the Three Months Ended
Numerator	March 31, 2026	March 31, 2025
Net Loss	$(4,020,831)	$(308,081)
Amortization of Debt Discounts	-	-
Interest Expense	-	-
Change in Derivative Liabilities	-	-
Adjusted Net Loss	$(4,020,831)	$(308,081)

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345
Dilutive Shares	-	-
Diluted Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345

Diluted Net Loss per Share	$(0.08)	$(0.02)

Net (Loss) Income Per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average common shares outstanding during the year as defined by FASB, ASC Topic 260, Earnings per Share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. The Company has 43,419,690 and 26,534,773 dilutive shares of common stock derived from six convertible notes and the series C preferred stock as of December 31, 2025 and 2024, respectively.

The calculation of diluted net (loss) income does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the private placement warrants to purchase an aggregate of 20,700,000 shares of Class A common stock and the earnout shares and sponsor earnout shares as defined in the business combination agreement an aggregate of 2,950,000 shares of Class A common stock in the calculation of diluted (loss) income per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method.

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share:

	For the Years Ended
Numerator	December 31, 2025	December 31, 2024
Net Income (Loss)	$(8,021,235)	$4,103,067
Amortization of Debt Discounts	-	9,543
Interest Expense	-	14,450
Adjusted Net Income (Loss)	$(8,021,235)	$4,127,060

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	27,306,097	5,640,991
Dilutive Shares	-	26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	27,306,097	32,175,764

Diluted Net Income (Loss) per Share	$(0.29)	$0.13

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income (loss) in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

Tax benefits of uncertain tax positions are recognized only if it is more likely than not that the Company will be able to sustain a position taken on an income tax return. The Company has no liability for uncertain tax positions as of March 31, 2026 and December 31, 2025. Interest and penalties in any, related to unrecognized tax benefits would be recognized as interest expense. The Company does not have any accrued interest or penalties associated with unrecognized tax benefits, nor was any significant interest expense recognized during the three months ended March 31, 2026 and 2025.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income (loss) in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

Tax benefits of uncertain tax positions are recognized only if it is more likely than not that the Company will be able to sustain a position taken on an income tax return. The Company has no liability for uncertain tax positions as of December 31, 2025 and 2024. Interest and penalties in any, related to unrecognized tax benefits would be recognized as interest expense. The Company does not have any accrued interest or penalties associated with unrecognized tax benefits, nor was any significant interest expense recognized during the year ended December 31, 2025 and 2024.

Stock-Based Compensation

Stock-Based Compensation

For stock-based transactions, compensation expense is recognized over the requisite service period, which is generally the vesting period, based on the estimated fair value on the grant date of the award.

Stock-Based Compensation

For stock-based transactions, compensation expense is recognized over the requisite service period, which is generally the vesting period, based on the estimated fair value on the grant date of the award.

Notes Payable

Notes Payable

The Company issued various notes payable to related parties. These notes payable included original issue discounts and debt issuance costs.

Original issue discounts. The Company accounts for the original issue discounts in accordance with Accounting Standards Codification (“ASC”) No. 835-30, Interest and Imputation of Interest, which requires the Company to record the discount as a contra-liability and amortize it over the term of the underlying note using the interest method.

Debt issuance costs. The Company accounts for debt issuance costs in accordance with ASC No. 470-20, Debt, which requires the Company to recognize a contra-liability for costs incurred with the issuance of debt instruments. These contra-liabilities are amortized over the term of the underlying note payable using the interest method.

Notes Payable

The Company issued various notes payable to related parties. These notes payable included original issue discounts and debt issuance costs.

Original issue discounts. The Company accounts for the original issue discounts in accordance with Accounting Standards Codification (“ASC”) No. 835-30, Interest and Imputation of Interest, which requires the Company to record the discount as a contra-liability and amortize it over the term of the underlying note using the interest method.

Debt issuance costs. The Company accounts for debt issuance costs in accordance with ASC No. 470-20, Debt, which requires the Company to recognize a contra-liability for costs incurred with the issuance of debt instruments. These contra-liabilities are amortized over the term of the underlying note payable using the interest method.

Related Parties

Related Parties

In accordance with ASC 850 “Related Party Disclosure”, a party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Related Parties

In accordance with ASC 850 “Related Party Disclosure”, a party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Series C Preferred Stock

Series C Preferred Stock

During the year ended December 31, 2024, the Company amended and restated its charter to include the designation of a Series C Preferred Stock. The Amended and Restated Charter authorizes the issuance of 8,500,000 shares of preferred stock, 7,500,000 shares of which have been designated as Series C Redeemable Convertible Preferred Stock (“Series C Preferred Stock”), and 1,000,000 shares of which will be undesignated. Based on the characteristics and rights of the Series C Preferred Stock, the Company is reporting it as Mezzanine Equity (Temporary Equity) on its consolidated balance sheets. These shares were valued at the date of issuance using a Monte Carlo Simulation model. The Company determined that subsequent changes to the carrying value of the series C preferred shares will not be recognized until Redemption becomes probable of occurring. Alpha Modus shall be obligated to pay holders the Liquidation Value to redeem the Series C Preferred Stock upon the occurrence of a Deemed Liquidation Event (as defined below) or Trigger Event (as defined below). “Deemed Liquidation Event” generally means (a) a merger or consolidation where Alpha Modus or a subsidiary is a party to the merger and Alpha Modus issues shares of stock (except for domicile mergers and mergers not constituting a change of control); (b) Alpha Modus issues convertible or equity securities that senior to the Series C Preferred Stock in any respect; (c) a holder does not receive conversion shares upon conversion of the Series C Preferred Stock within 5 trading days due to the occurrence of an event that is solely within the control of Alpha Modus; (d) trading of the common stock is halted or suspended for 10 or more consecutive trading days due to the occurrence of an event that is solely within the control of Alpha Modus; or (e) a sale or other disposition of substantially all the assets of Alpha Modus that is not approved by the holders of the Series C Preferred Stock. See Note 9 – Mezzanine Equity and Note 10 – Stockholders’ Equity for further details.

Series C Preferred Stock

During the year ended December 31, 2024, the Company amended and restated its charter to include the designation of a Series C Preferred Stock. The Amended and Restated Charter authorizes the issuance of 8,500,000 shares of preferred stock, 7,500,000 shares of which have been designated as Series C Redeemable Convertible Preferred Stock (“Series C Preferred Stock”), and 1,000,000 shares of which will be undesignated. Based on the characteristics and rights of the Series C Preferred Stock, the Company is reporting it as Mezzanine Equity (Temporary Equity) on its consolidated balance sheets. These shares were valued at the date of issuance using a Monte Carlo Simulation model. The Company determined that subsequent changes to the carrying value of the series C preferred shares will not be recognized until Redemption becomes probable of occurring. Alpha Modus shall be obligated to pay holders the Liquidation Value to redeem the Series C Preferred Stock upon the occurrence of a Deemed Liquidation Event (as defined below) or Trigger Event (as defined below). “Deemed Liquidation Event” generally means (a) a merger or consolidation where Alpha Modus or a subsidiary is a party to the merger and Alpha Modus issues shares of stock (except for domicile mergers and mergers not constituting a change of control); (b) Alpha Modus issues convertible or equity securities that senior to the Series C Preferred Stock in any respect; (c) a holder does not receive conversion shares upon conversion of the Series C Preferred Stock within 5 trading days due to the occurrence of an event that is solely within the control of Alpha Modus; (d) trading of the common stock is halted or suspended for 10 or more consecutive trading days due to the occurrence of an event that is solely within the control of Alpha Modus; or (e) a sale or other disposition of substantially all the assets of Alpha Modus that is not approved by the holders of the Series C Preferred Stock. See Note 9 – Mezzanine Equity and Note 10 – Stockholders’ Equity for further details.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Issued Accounting Standards: Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Recent Accounting Pronouncements

Recently Issued Accounting Standards: Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements, except as noted below.

The Company adopted ASU 2023-09 – “Income Tax Disclosures” required for periods beginning after December 31, 2024. The Company has provided additional disclosures in the income tax footnote (see Note 11) as required.

The Company has elected the early adoption of ASU 2025-11 for clarifying and improving interim reporting guidance under ASC 270. There are no material changes to the Company’s financial reporting under this guidance.